Inventories	6 Months Ended
Jun. 30, 2015
Inventories [Abstract]
Inventories	Note 4 - Inventories
	June 30,	December 31,
	2015	2014

	US$ thousands

Raw materials and components	11,669	8,275
Products in process	11,963	11,263
Finished products	7,369	5,911
	31,001	25,449